Investments - Investment Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income		$ 962.1	$ 985.4	$ 954.0
Investment expenses		(45.7)	(39.5)	(37.7)
Net Investment Income	[1]	916.4	945.9	916.3
Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income		793.5	800.8	768.5
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income		91.1	108.2	99.4
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income		77.5	76.4	86.1
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income		$ 248.2	$ 289.1	$ 293.5

[1]	Net investment income includes $248.2 million, $289.1 million and $293.5 million for 2015, 2014 and 2013, respectively, related to investments supporting our experience-rated and discontinued products.